January 3, 2007

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Mellon Funds Trust (the “Trust”)
1933 Act Registration No. 333-34844
1940 Act Registration No. 811-09903

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the Prospectuses and Statement of Additional Information
contained in Post-Effective Amendment No. 14 to the Trust’s Registration Statement on
Form N-1A filed electronically on December 22, 2006 with the Securities and Exchange
Commission pursuant to Rule 485(b).

Please address any comments or questions to my attention at (212) 922-6754.

Sincerely,

/s/ Joseph M. Chioffi
Joseph M. Chioffi
Vice President and Assistant Secretary